Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the period	$ (15,774)	$ (96,204)
Adjustments for:
Income tax recovery	0	(9,405)
Interest and fee income	(7,436)	(15,637)
Change in fair value of biological assets	(2,322)	675
Change in fair value of inventory sold	1,252	(1,567)
Share-based compensation	13,905	20,037
Depreciation and amortization	56,271	56,711
Loss on disposition of assets	182	370
Inventory impairment and obsolescence	2,671	3,707
Finance costs, net	6,693	7,161
Change in estimate of fair value of derivative warrants	(26)	(4,374)
Unrealized foreign exchange loss	614	108
Transaction costs	0	164
Bargain purchase gain	0	(5,456)
Asset impairment, net	2,618	17,317
Share of loss of equity-accounted investees	3,605	65,459
Unrealized (gain) loss on marketable securities	(378)	86
Additions to marketable securities	433	0
Income distributions from equity-accounted investees	68	10,715
Interest received	7,109	12,494
Change in non-cash working capital	1,432	(7,447)
Net cash provided by operating activities	70,917	54,914
Investing activities
Additions to property, plant and equipment	(12,811)	(8,615)
Additions to intangible assets	0	(2,404)
Additions to investments	(16,414)	(36,155)
Principal payments from investments	27,488	13,538
Proceeds from disposal of investments	18,090	0
Capital refunds from equity-accounted investees	0	168
Capital distributions from equity-accounted investees	4,684	89,758
Proceeds from disposal of property, plant and equipment	813	734
Acquisitions, net of cash acquired	(3,000)	(39,644)
Change in non-cash working capital	(1,396)	383
Net cash provided by investing activities	17,454	17,763
Financing activities
Change in restricted cash	(267)	76
Payments on lease liabilities, net	(39,245)	(36,952)
Repurchase of common shares	(15,348)	(13,219)
Proceeds from issuance of shares, net of costs	0	(59)
Issuance of common shares by subsidiaries	0	174
Change in non-cash working capital	373	621
Net cash used in financing activities	(54,487)	(49,359)
Change in cash and cash equivalents	33,884	23,318
Cash and cash equivalents, beginning of period	218,359	195,041
Cash and cash equivalents, end of period	$ 252,243	$ 218,359